Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 09, 2019
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Jan. 09, 2019
Document Effective Date	Jan. 13, 2019
Prospectus Date	Jan. 13, 2019
Direxion FTSE Russell US Over International ETF | Direxion FTSE Russell US Over International ETF
Prospectus:
Trading Symbol	RWUI
Direxion FTSE Russell International Over US ETF | Direxion FTSE Russell International Over US ETF
Prospectus:
Trading Symbol	RWIU